Subsequent events (Details) - Term loan - CAD ($) $ in Millions	Apr. 09, 2021	Apr. 08, 2021	Mar. 28, 2021	Mar. 29, 2020
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)			5.00%
Borrowings	$ 300.0		$ 377.3	$ 159.3
LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)	3.50%	4.25%	4.25%
LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)	0.75%